Fair Value Measurements - Schedule of Fair Value (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 9,493,205	$ 8,137,170
Redemption, notice period	5 days	5 days
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 7,120,346	$ 5,338,825
Total | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	77,166	45,210
Total | Corporate debt instruments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	145,940	133,447
Total | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,427,888	3,058,448
Total | Common/Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,420,759	1,344,724
Total | U.S. Government and agency obligations
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	423,470	311,175
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	212,084	76,274
Total | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	265,767	215,114
Total | Other investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	147,272	154,433
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,982,905	3,395,046
Level 1 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	77,166	45,210
Level 1 | Corporate debt instruments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,427,888	3,058,448
Level 1 | Common/Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | U.S. Government and agency obligations
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	212,084	76,274
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	265,767	215,114
Level 1 | Other investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,137,441	1,943,779
Level 2 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Corporate debt instruments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	145,940	133,447
Level 2 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Common/Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,420,759	1,344,724
Level 2 | U.S. Government and agency obligations
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	423,470	311,175
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Other investments
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	147,272	154,433
NAV | Common/Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 2,372,859	$ 2,798,345